iShares
®
Energy Storage & Materials ETF
Schedule of Investments
(unaudited)
April 30, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Automobile Components  — 2.2%
GS Yuasa Corp. ......................... 17,800 $ 719,755
QuantumScape Corp.
(a)(b)
................... 90,268 658,053
Sebang Global Battery Co. Ltd. ............... 1,233 55,342
1,433,150
a
Automobiles  — 0.5%
Yadea Group Holdings Ltd.
(c)
................. 220,000 337,900
a
Building Products  — 0.0%
Central Glass Co. Ltd. ..................... 400 10,469
a
Chemicals  — 32.2%
Air Liquide SA ........................... 15,656 3,368,234
Air Products and Chemicals, Inc. .............. 10,618 3,185,931
Arkema SA ............................. 956 69,773
Asahi Kasei Corp. ........................ 223,100 2,195,269
Aspen Aerogels, Inc.
(a)
..................... 14,087 52,263
BASF SE .............................. 55,257 3,543,994
Evonik Industries AG ...................... 3,692 76,362
Ganfeng Lithium Group Co. Ltd., Class A ......... 17,200 225,027
Ganfeng Lithium Group Co. Ltd., Class H
(c)
....... 86,000 925,025
Hanwha Solutions Corp.
(a)
................... 1,539 53,376
Kolon Industries, Inc. ...................... 266 17,145
LG Chem Ltd. ........................... 8,805 2,384,773
Linde PLC ............................. 3,228 1,617,680
Mitsubishi Chemical Group Corp. .............. 244,000 1,430,436
Mitsui Chemicals, Inc. ...................... 5,200 63,435
Nippon Shokubai Co. Ltd. ................... 2,100 28,910
Resonac Holdings Corp. .................... 2,500 228,785
Shin-Etsu Chemical Co. Ltd. ................. 26,100 1,201,701
Syensqo SA ............................ 1,015 67,334
Tokuyama Corp. ......................... 1,000 25,689
Toray Industries, Inc. ...................... 20,800 149,339
Umicore SA ............................ 2,752 55,660
Zeon Corp. ............................. 2,700 31,471
20,997,612
a
Communications Equipment  — 0.4%
Seojin System Co. Ltd.
(a)
.................... 6,699 272,043
a
Electrical Equipment  — 40.7%
ABB Ltd., Registered ...................... 18,303 1,851,159
Advanced Energy Solution Holding Co. Ltd. ....... 7,000 250,838
Alfen N.V.
(a)(c)
............................ 3,969 55,572
Ballard Power Systems, Inc.
(a)(b)
............... 45,437 154,486
Bloom Energy Corp., Class A
(a)
................ 26,163 7,413,548
ChargePoint Holdings, Inc.
(a)(b)
................ 4,149 26,595
Contemporary Amperex Technology Co. Ltd., Class A 46,200 2,966,680
Doosan Fuel Cell Co. Ltd.
(a)
.................. 8,156 341,304
Eaton Corp. PLC ......................... 4,534 1,963,267
EnerSys ............................... 6,562 1,399,412
Eos Energy Enterprises, Inc.
(a)(b)
............... 56,635 379,455
Eve Energy Co. Ltd., Class A ................. 22,000 235,409
Fluence Energy, Inc., Class A
(a)(b)
.............. 12,908 157,219
Furukawa Electric Co. Ltd. ................... 12,600 3,421,992
Gotion High-tech Co. Ltd., Class A ............. 19,300 104,348
LG Energy Solution Ltd.
(a)
................... 8,916 2,799,029
NEL ASA
(a)(b)
............................ 311,238 100,072
Phihong Technology Co. Ltd.
(a)
................ 57,000 43,573
Plug Power, Inc.
(a)(b)
....................... 235,733 737,844
Schneider Electric SE ...................... 5,377 1,711,008
Security Shares Value
a
Electrical Equipment (continued)
Sungrow Power Supply Co. Ltd., Class A ......... 22,100 $ 449,583
26,562,393
a
Electronic Equipment, Instruments & Components  — 20.3%
Delta Electronics, Inc. ...................... 31,000 2,173,889
Kyocera Corp. ........................... 18,600 323,193
Maxell Ltd. ............................. 400 5,111
Murata Manufacturing Co. Ltd. ................ 131,900 4,374,361
Nichicon Corp. .......................... 11,700 178,960
Samsung SDI Co. Ltd.
(a)
.................... 11,970 5,669,076
Shenzhen Everwin Precision Technology Co. Ltd.,
Class A .............................. 14,300 70,248
TDK Corp. ............................. 26,900 491,850
13,286,688
a
Machinery  — 1.1%
Kaori Heat Treatment Co. Ltd. ................ 15,000 613,193
NGK Corp. ............................. 4,000 126,642
739,835
a
Semiconductors & Semiconductor Equipment  — 1.9%
Enphase Energy, Inc.
(a)
..................... 23,334 769,089
SolarEdge Technologies, Inc.
(a)
................ 10,654 456,630
1,225,719
a
Total Common Stocks — 99.3%
(Cost: $49,000,305) ................................. 64,865,809
a
Preferred Stocks
Chemicals  — 0.3%
LG Chem Ltd., Preference Shares, NVS ......... 1,371 173,952
a
a
Total Preferred Stocks — 0.3%
(Cost: $168,355) ................................... 173,952
Total Long-Term Investments — 99.6%
(Cost: $49,168,660) ................................. 65,039,761
a
Short-Term Securities
Money Market Funds  —  2.3%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 3.83%
(d)(e)(f)
...................... 1,419,598 1,420,024
BlackRock Cash Funds: Treasury, SL Agency Shares,
3.61%
(d)(e)
............................ 100,265 100,265
a
Total Short-Term Securities — 2.3%
(Cost: $1,520,237) .................................. 1,520,289
Total Investments — 101.9%
(Cost: $50,688,897) ................................. 66,560,050
Liabilities in Excess of Other Assets — (1.9)% ............... (1,250,405)
Net Assets — 100.0% ................................. $ 65,309,645
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Energy Storage & Materials ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
  Shares Held
at 04/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 360,470  $ 1,059,794
(a)
$ —  $ (289) $ 49  $ 1,420,024  1,419,598  $ 8,549
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. —  100,265
(a)
—  —  —  100,265  100,265  1,794  —
$ —  $ (289) $ 49
$ 1,520,289
$ 10,343  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Mini TOPIX Index ...................................................................... 4 06/11/26 $ 96 $ 1,163
Micro E-Mini Russell 2000 Index ............................................................ 10 06/18/26 140 779
$ 1,942

iShares
®
Energy Storage & Materials ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
3
Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 19,309,372  $ 45,556,437  $ —  $ 64,865,809
Preferred Stocks ......................................... —  173,952  —  173,952
Short-Term Securities
Money Market Funds ...................................... 1,520,289  —  —  1,520,289
$ 20,829,661  $ 45,730,389  $ —  $ 66,560,050
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 1,942  $ —  $ —  $ 1,942
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
Fair Value Hierarchy as of Period End (continued)